Document And Entity Information	Jan. 28, 2026
Document Information Line Items
Entity Central Index Key	0002095161
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	D. Boral Acquisition I Corp.
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true